Net gain or loss on financial assets at FVTOCI - Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of net gains losses recognised in profit or loss available for sale financial assets [Abstract]
Loss on redemption of securities	₩ 0		₩ 104	₩ (7)
Gain (Loss) on transaction of securities	96,620		(37,745)	(21,491)
Total	₩ 96,620	$ 65,372	₩ (37,641)	₩ (21,498)